Stock-Based Compensation - Schedule of Stock Options Vested and Expected to Vest (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding	11,327,991	377,277
Number of Options, Exercisable	851,439	112,100
Number of Options, Expected to vest	10,476,552	265,127
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 8 months 9 days	6 years 7 months 21 days
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 9 months 18 days	5 years 9 months 22 days
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	9 years 9 months 3 days	6 years 11 months 26 days
Weighted-Average Exercise Price, Outstanding	$ 0.08	$ 1.86
Weighted-Average Exercise Price, Exercisable	0.70	3.95
Weighted-Average Exercise Price, Expected to vest	$ 0.03	$ 0.98